INTANGIBLE ASSETS AND GOODWILL - Explanatory information about intangible assets and goodwill (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	$ 34,176	$ 16,282	$ 16,305
Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	36,560	18,240	18,249
Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	$ (2,384)	(1,958)	$ (1,944)
Goodwill | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		$ (221)